Oil and Natural Gas Reserve Quantities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 Location Bcfe	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reserve Quantities [Line Items]
Drilling period for undrilled locations before they can be classified as having undeveloped reserves	5 years
PUD locations that are to be developed, gross	2
PUD locations that are to be developed, net	1.1
Estimated proved reserves	6.3
Oil price		92.45	76.03
Significant revisions in oil and NGL reserves			Approximately 1.5 MMBOE
Natural gas price	2.94	4.55	31.71	57.65
Oil and NGLs
Reserve Quantities [Line Items]
Extension, discoveries and other additions	13.3	2.8	3.5	0.9
Natural Gas
Reserve Quantities [Line Items]
Extension, discoveries and other additions	116.9	139.1	93.2	18.4
Operated Areas | Minimum
Reserve Quantities [Line Items]
Average estimated ultimate recovery per well		4.4
Operated Areas | Maximum
Reserve Quantities [Line Items]
Average estimated ultimate recovery per well		5.3
Nonoperated Areas | Minimum
Reserve Quantities [Line Items]
Average estimated ultimate recovery per well		3,000,000
Nonoperated Areas | Maximum
Reserve Quantities [Line Items]
Average estimated ultimate recovery per well		4,200,000
Marcellus Shale
Reserve Quantities [Line Items]
Percentage of estimated proved reserves		84.00%